Merger - Assets and Liabilities Acquired (Details)	Dec. 31, 2021 USD ($)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill	$ 51,775,667
A D O M A N I Inc
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Accounts receivable and other current assets	1,680,926,000
Property and equipment	86,873,000
Right of use asset	369,987,000
Other assets	59,510,000
Goodwill	51,775,667,000
Accounts payable and accrued expenses	(820,389,000)
Lease liability	(369,987,000)
Notes payable	(417,540,000)
Purchase price, net of $3,373,332 cash acquired	$ 52,365,047,000